Document and Entity Information	Feb. 19, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Registrant Name	Endo International plc
Entity Central Index Key	0001593034
Amendment Flag	false
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor, Minerva House, Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin 4,
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not Applicable
City Area Code	353
Local Phone Number	1-268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	ENDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false